CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 5,649,692	$ 369
Due from related parties, current	$ 6,034,859	$ 12,376,064
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade	$ 620,683	$ 416,300
Inventories	147,365	45,595
Prepaid expenses and other assets	398,812	45,612
Investment in crypto-assets-Bitcoin	3,851,400	0
Total current assets	16,702,811	12,883,940
NON-CURRENT ASSETS:
Vessels, net	39,207,988	6,875,903
Due from related parties	$ 981,162	$ 388,542
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non current	$ 357,769	$ 357,769
Deferred charges, net	1,699,383	1,075,826
Total non-current assets	42,246,302	8,698,040
Total assets	58,949,113	21,581,980
CURRENT LIABILITIES:
Accounts payable	512,030	156,253
Due to related parties, current	$ 106,944	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred revenue	$ 698,000	$ 0
Accrued liabilities	1,285,392	313,905
Total current liabilities	2,602,366	470,158
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	25,877,180	0
SHAREHOLDERS' EQUITY:
Former Net Parent Company investment	0	21,111,822
Common shares, $0.001 par value; 1,000 and 3,900,000,000 shares authorized; 1,000 and 2,805,745 shares issued; 1,000 and 2,774,865 shares (net of 30,880 treasury shares) outstanding as of December 31, 2024, and December 31, 2025, respectively	2,805	1
Preferred shares, $0.001 par value: 0 and 100,000,000 shares authorized; Series B preferred shares: 0 and 40,000 shares issued and outstanding as of December 31, 2024 and December 31, 2025, respectively	40	0
Additional paid-in capital	31,573,963	0
Treasury shares; 0 and 30,880 shares as of December 31, 2024 and 2025, respectively	(130,548)	0
Due from stockholder	0	(1)
Accumulated deficit	(976,693)	0
Total shareholders' equity	30,469,567	21,111,822
Total liabilities, mezzanine equity and shareholders' equity	58,949,113	21,581,980
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 25,877,180	$ 0